Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 38,550	$ 37,250
Deferred tax liabilities	(51,599)	(61,072)
Offset between deferred tax assets	31,970	28,490
Offset between deferred tax liabilities	31,970	28,490
Total deferred tax assets due to temporary differences recognized in the statement of financial position	6,580	8,760
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(19,629)	(32,582)
Total	797,320	753,318
Temporary differences taxes	$ 107,168	205,924
Number of years open to review	4 years
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 270,158	264,213
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	236,589	235,296
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	198,459	188,587
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	92,114	65,221
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	673,246	636,577
Unused tax losses | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	200,087	201,476
Unused tax losses | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	236,589	235,296
Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	153,622	143,750
Unused tax losses | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	82,948	56,055
Unrecognized deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	124,074	116,741
Unrecognized deductible temporary differences | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	70,071	62,737
Unrecognized deductible temporary differences | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	44,837	44,837
Unrecognized deductible temporary differences | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 9,166	$ 9,166